SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details) - segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segment	1
Number of Geographical Segments	0	0